CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues	$ 184
Cost of revenues	234
Gross loss	(50)
Operating expenses:
Research and development expenses, net	6,176	4,047
Marketing and business development expenses	352	351
General and administrative expenses	2,105	1,679
Total operating expenses	8,633	6,077
Operating loss	(8,683)	(6,077)
Financial income, net	2,270	1,332
Net loss	(6,413)	(4,745)
Unrealized gain arising during the period on Investment in Evogene	924	569
Realized gain (loss) arising during the period on Investment in Evogene	(1,453)
Total comprehensive loss	$ (6,942)	$ (4,176)
Basic net loss per share	$ (0.17)	$ (0.13)
Weighted average number of Ordinary shares used in computing basic net loss per share	37,746,520	35,628,390
Diluted net loss per share	$ (0.18)	$ (0.13)
Weighted average number of Ordinary shares used in computing diluted net loss per share	39,140,651	35,628,390